Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued share Capital	Share Premium	(Accumulated Deficit)
BALANCE at Dec. 31, 2017	$ 43,968	$ 13	$ 139,684	$ (95,729)
Loss for the period	(2,473)			(2,473)
Issuance of common stock due to exercise of warrants (Note 6)	600	0	600	0
Share-based payments (Note 9)	30		30
BALANCE at Jun. 30, 2018	42,125	13	140,314	(98,202)
BALANCE at Dec. 31, 2018	41,050	13	140,334	(99,297)
Loss for the period	(3,473)			(3,473)
Issuance of common shares	3,136	4	3,132	0
Share-based payments (Note 9)	20		20
BALANCE at Jun. 30, 2019	$ 40,733	$ 17	$ 143,486	$ (102,770)